Events after balance sheet date	12 Months Ended
Dec. 31, 2021
Events after balance sheet date
Events after balance sheet date

18. Events after balance sheet date

On February 11, 2022, the Company announced the top-line results from the phase 2/3 Illuminate trial of sepofarsen in CEP290-mediated LCA10. The study did not meet its primary endpoint nor any notable secondary endpoints. No benefit was observed in either treatment arm versus the sham arm. These results do not affect the financial figures included in this report.